Other current assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets [Abstract]
Summary of Other Current Assets

	2023	2022
	€	€
Prepayments	4,959,889	4,044,255
Other assets	620,815	582,589
	5,580,704	4,626,844